Accounts Receivable net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, net
Accounts receivable	$ 42,994,697	$ 34,636,570
Allowance for credit losses	(2,288,446)	(2,028,979)
Accounts receivable, net	$ 40,706,251	$ 32,607,591